PIMCO Global Advantage Strategy Bond Fund Expense Example, No Redemption - PIMCO Global Advantage Strategy Bond Fund - A	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 511
Expense Example, No Redemption, 3 Years	799
Expense Example, No Redemption, 5 Years	1,107
Expense Example, No Redemption, 10 Years	$ 1,981